Retirement-Related Benefits (Funded Status) (Details 6) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Net funded status recognized in the consolidated statement of financial position
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	$ (16,504)	$ (18,261)
U.S. Defined Benefit Pension Plans
Net funded status recognized in the consolidated statement of financial position
Prepaid pension assets	429	1,065
Current liabilities - compensation and benefits	(116)	(111)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(1,718)	(1,825)
Funded status	(1,405)	(871)
Non-U.S. Defined Benefit Pension Plans
Net funded status recognized in the consolidated statement of financial position
Prepaid pension assets	1,304	1,095
Current liabilities - compensation and benefits	(297)	(326)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(9,976)	(11,060)
Funded status	(8,969)	(10,291)
U.S. Nonpension Postretirement Benefit Plans
Net funded status recognized in the consolidated statement of financial position
Prepaid pension assets	0	0
Current liabilities - compensation and benefits	(320)	(381)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(4,262)	(4,656)
Funded status	(4,582)	(5,037)
Non-U.S. Nonpension Postretirement Plans
Net funded status recognized in the consolidated statement of financial position
Prepaid pension assets	0	0
Current liabilities - compensation and benefits	(11)	(13)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(547)	(720)
Funded status	$ (558)	$ (733)